Commitments & Contingencies	12 Months Ended
Dec. 31, 2024
Commitments & Contingencies [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 19 — COMMITMENTS & CONTINGENCIES

As of December 31, 2024 and 2023, the Company was not a party to any legal or administrative proceedings. As of December 31, 2024, the Company had commitment as described in Notes 10 and 11 to the financial statements.

The Company is also committed to honor its obligations pursuant to the convertible note agreements as described in Note 10.